USAA AGGRESSIVE GROWTH FUND (Fund Shares, Institutional Shares)
USAA CAPITAL GROWTH FUND (Fund Shares, Institutional Shares)
USAA GROWTH FUND (Fund Shares, Institutional Shares)
USAA GROWTH AND INCOME FUND
(Fund Shares, Institutional Shares, Adviser Shares)
USAA HIGH INCOME FUND
(Fund Shares, Institutional Shares, Advisers Shares, R6 Shares)
USAA INCOME FUND
(Fund Shares, Institutional Shares, Advisers Shares, R6 Shares)
USAA INCOME STOCK FUND
(Fund Shares, Institutional Shares, R6 Shares)
USAA INTERMEDIATE-TERM BOND FUND
(Fund Shares, Institutional Shares, Advisers Shares, R6 Shares)
USAA MONEY MAREKT FUND (Fund Shares)
USAA SCIENCE AND TECHNOLOGY FUND (Fund Shares, Advisers Shares)
USAA SMALL CAP STOCK FUND (Fund Shares, Institutional Shares)
USAA SHORT-TERM BOND FUND
(Fund Shares, Institutional Shares, Advisers Shares, R6 Shares)
USAA VALUE FUND (Fund Shares, Institutional Shares, Advisers Shares)
SUPPLEMENT DATED DECEMBER 1, 2018
TO EACH FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
EACH DATED DECEMBER 1, 2018
This Supplement updates certain information contained in the above-dated prospectuses. Please review this important information carefully.
On November 6, 2018, United Services Automobile Association (“USAA”), the parent company of USAA Asset Management Company (“AMCO”), the investment adviser to the Funds, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services (“SAS”), the transfer agent to the Funds, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (“Victory”), a global investment management firm headquartered in Cleveland, Ohio (the “Transaction”). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds’ Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.
The Transaction is not expected to result in any material changes to the Funds’ respective investment objectives and principal investment strategies.
No shareholder action is necessary at this time. More detailed information about the proposals to be voted on at the special shareholder meeting will be provided in a forthcoming proxy statement. When you receive your proxy statement, please review it carefully and cast your vote. This Supplement is not a proxy and is not soliciting any proxy, which can only be done by means of a proxy statement.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
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